STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
STOCK-BASED COMPENSATION [Abstract]
Summary of Stock Option Activity
Weighted
Average
		Weighted	Remaining
		Average	Contractual
		Exercise	Term	Intrinsic
	Number	Price	(in years)	Value
Outstanding as of January 1, 2014	150,000	$ 1.05	3.33	$ -
Granted	-		-	-
Exercised			-	-
Forfeited/Expired			-	-
Outstanding as of December 31, 2014	150,000	$ 1.05	2.33	$ -